Fair Value Of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Assets And Financial Liabilities Measured On Recurring Basis

	Billions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2011
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥951	¥1,230	¥121	¥—	¥2,302
Private equity(3)	—	—	289	—	289
Japanese government securities	2,663	—	—	—	2,663
Japanese agency and municipal securities	—	159	—	—	159
Foreign government, agency and municipal securities	3,382	789	23	—	4,194
Bank and corporate debt securities and loans for trading purposes	—	1,568	51	—	1,619
Commercial mortgage-backed securities (“CMBS”)	—	171	28	—	199
Residential mortgage-backed securities (“RMBS”)	—	1,963	3	—	1,966
Mortgage and other mortgage-backed securities	—	2	128	—	130
Collateralized debt obligations (“CDO”) and other(4)	—	72	34	—	106
Investment trust funds and other	85	29	10	—	124

Total cash instruments	7,081	5,983	687	—	13,751

Derivative assets(5)
Equity contracts	653	721	98	—	1,472
Interest rate contracts	16	11,750	203	—	11,969
Credit contracts	—	1,863	203	—	2,066
Foreign exchange contracts	0	1,266	49	—	1,315
Commodity contracts	29	64	4	—	97
Netting	—	—	—	(15,428)	(15,428)

Total derivative assets	698	15,664	557	(15,428)	1,491

Subtotal	¥7,779	¥21,647	¥1,244	¥(15,428)	¥15,242

Loans and receivables(6)	—	543	11	—	554
Collateralized agreements(7)	—	904	—	—	904
Other assets
Non-trading debt securities	513	79	0	—	592
Other	121	0	25	—	146

Total	¥8,413	¥23,173	¥1,280	¥(15,428)	¥17,438

Liabilities:
Trading liabilities
Equities	¥1,444	¥91	¥—	¥—	¥1,535
Japanese government securities	1,588	—	—	—	1,588
Japanese agency and municipal securities	—	2	—	—	2
Foreign government, agency and municipal securities	3,018	509	—	—	3,527
Bank and corporate debt securities	—	316	—	—	316
Commercial mortgage-backed securities (“CMBS”)	—	1	—	—	1
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDO”) and other(4)	—	0	—	—	0
Investment trust funds and other	64	—	—	—	64

Total cash instruments	6,114	919	—	—	7,033

Derivative liabilities(5)
Equity contracts	723	784	70	—	1,577
Interest rate contracts	15	11,861	192	—	12,068
Credit contracts	—	1,835	258	—	2,093
Foreign exchange contracts	0	1,341	47	—	1,388
Commodity contracts	19	82	6	—	107
Netting	—	—	—	(15,577)	(15,577)

Total derivative liabilities	757	15,903	573	(15,577)	1,656

Subtotal	¥6,871	¥16,822	¥573	¥(15,577)	¥8,689

Short-term borrowings(8)	—	182	1	—	183
Payables and deposits(9)	—	0	1	—	1
Collateralized financing(7)	—	332	—	—	332
Long-term borrowings(8)(10)(11)	126	1,663	144	—	1,933
Other liabilities	44	—	—	—	44

Total	¥7,041	¥18,999	¥719	¥(15,577)	¥11,182

	Billions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2012
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥745	¥1,194	¥125	¥—	¥2,064
Private equity(3)	—	—	202	—	202
Japanese government securities	2,143	—	—	—	2,143
Japanese agency and municipal securities	—	151	10	—	161
Foreign government, agency and municipal securities	3,072	1,185	37	—	4,294
Bank and corporate debt securities and loans for trading purposes	—	1,276	62	—	1,338
Commercial mortgage-backed securities (“CMBS”)	—	135	8	—	143
Residential mortgage-backed securities (“RMBS”)	—	2,010	5	—	2,015
Mortgage and other mortgage-backed securities	—	1	91	—	92
Collateralized debt obligations (“CDO”) and other(4)	—	103	20	—	123
Investment trust funds and other	95	85	9	—	189

Total cash instruments	6,055	6,140	569	—	12,764

Derivative assets(5)
Equity contracts	584	937	82	—	1,603
Interest rate contracts	14	18,850	57	—	18,921
Credit contracts	0	1,650	214	—	1,864
Foreign exchange contracts	0	1,229	131	—	1,360
Commodity contracts	1	3	0	—	4
Netting	—	—	—	(22,392)	(22,392)

Total derivative assets	599	22,669	484	(22,392)	1,360

Subtotal	¥6,654	¥28,809	¥1,053	¥(22,392)	¥14,124

Loans and receivables(6)	—	447	11	—	458
Collateralized agreements(7)	—	752	—	—	752
Other assets
Non-trading debt securities	680	177	6	—	863
Other(3)	216	6	72	—	294

Total	¥7,550	¥30,191	¥1,142	¥(22,392)	¥16,491

Liabilities:
Trading liabilities
Equities	¥579	¥413	¥0	¥—	¥992
Japanese government securities	2,624	—	—	—	2,624
Foreign government, agency and municipal securities	1,800	490	—	—	2,290
Bank and corporate debt securities	—	233	1	—	234
Commercial mortgage-backed securities (“CMBS”)	—	1	—	—	1
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDO”) and other(4)	—	0	—	—	0
Investment trust funds and other	43	3	—	—	46

Total cash instruments	5,046	1,140	1	—	6,187

Derivative liabilities(5)
Equity contracts	617	1,016	68	—	1,701
Interest rate contracts	12	18,708	96	—	18,816
Credit contracts	0	1,727	225	—	1,952
Foreign exchange contracts	0	1,297	113	—	1,410
Commodity contracts	1	4	0	—	5
Netting	—	—	—	(22,576)	(22,576)

Total derivative liabilities	630	22,752	502	(22,576)	1,308

Subtotal	¥5,676	¥23,892	¥503	¥(22,576)	¥7,495

Short-term borrowings(8)	—	153	0	—	153
Payables and deposits(9)	—	0	(0)	—	(0)
Collateralized financing(7)	—	307	—	—	307
Long-term borrowings(8)(10)(11)	154	1,549	(13)	—	1,690
Other liabilities	93	4	—	—	97

Total	¥5,923	¥25,905	¥490	¥(22,576)	¥9,742

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(6)	Includes loans for which the fair value option is elected.
(7)	Includes collateralized agreements or collateralized financing for which the fair value option is elected.
(8)	Includes structured notes for which the fair value option is elected.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.

Schedule of Quantitative Information Regarding Significant Unobservable Inputs And Assumptions

	March 31, 2012
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Unobservable inputs	Range of input values
Assets:
Trading assets and private equity investments

Equities	125	DCF	Credit spreads Liquidity discounts	6.5 – 7.5% 20.0 – 30.0%

		Market multiples	PE ratios Price/Book ratios Liquidity discounts	12.2 x 1.7 x 20.0%

		DCM	Capitalization rates	5.2 – 6.5%

Private equity	202	DCF	WACC Growth rates Operating margins Liquidity discounts	6.8 – 12.0% 0.0 – 2.0% 23.0% 0.0 – 30.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Price/Embedded values Liquidity discounts	4.3 – 12.6 x 12.9 x 0.5 – 0.7 x 0.5 x 0.0 – 50.0%

Japanese agency and municipal securities	10	DCF	Credit spreads	0.1%

Foreign government, agency and municipal securities	37	DCF	Credit spreads	0.6 – 17.0%

Bank and corporate debt securities and loans for trading purposes	62	DCF	Credit spreads	0.4 – 25.6%

Commercial mortgage-backed securities (“CMBS”)	8	DCF	Yields Prepayment rates Default probabilities Loss severities	3.0 – 24.5% 0.0 – 25.0% 0.0 – 60.0% 0.0 – 50.0%

Residential mortgage-backed securities (“RMBS”)	5	DCF	Yields Prepayment rates Default probabilities Loss severities	1.6 – 30.0% 1.0 – 5.0% 2.0 – 4.0% 20.0 – 40.0%

Mortgage and other mortgage-backed securities	91	DCF	Yields Default probabilities Loss severities	4.0 – 15.0% 24.0 – 65.0% 80.0 – 100.0%

		DCM	Capitalization rates	6.7 – 11.4%

Collateralized debt obligations (“CDO”) and other	20	DCF	Yields Prepayment rates Default probabilities Loss severities	12.0 – 30.0% 0.0 – 15.0% 1.5 – 3.0% 30.0 – 60.0%

Investment trust funds and other	9	DCF	Credit spreads Correlations	0.0 – 13.6% 0.50 – 0.70

Derivatives, net:

Equity contracts	14	Option models	Dividend yield Volatilities Correlations	0.1 – 13.5% 12.1 – 65.1% (0.95) – 0.94

Interest rate contracts	(39)	DCF	Forward FX rates Interest rates Volatilities Correlations	53.2 – 105.4 0.8 – 4.7% 5.5 – 121.0% (0.55) – 1.00

Credit contracts	(11)	DCF	Credit spreads Recovery rates Volatilities Correlations	1.3 – 1,912.4 bps 5.0 – 52.0% 10.0 – 75.0% 0.11 – 1.00

Foreign exchange contracts	18	Option models	Volatilities	10.0 – 18.5%

		DCF	Forward FX rates	2.5 – 11,052.0

Loans and receivables	11	DCF	Credit spreads	3.0 – 15.0%

Other assets

Non-trading debt securities	6	DCF	Credit spreads	0.6 – 2.0%

Other(1)	72	DCF	WACC	6.8 – 9.3%

			Growth rates	0.0%

		Market Multiples	PE ratios Price/Book ratios Liquidity discounts	12.9x 0.5x 25.0%

Liabilities:

Long-term borrowings	(13)	DCF	Yields Prepayment rates Default probabilities Loss severities Volatilities Correlations	22.0 – 67.0% 15.0% 2.0 – 6.0% 30.0 – 60.0% 5.5 – 118.5% (0.76) – 1.00

(1)	Valuation technique(s) and unobservable inputs represent those of non-trading equity securities which are reported in Other assets.

Increases And Decreases Of Assets And Liabilities Measured At Fair Value On Recurring Basis Unrealized And Realized Gains/Losses Included In Revenue

	Billions of yen
		Year ended March 31, 2011
	Balance as of April 1, 2010	Unrealized and realized gains/losses included in revenue					Purchases (issues) / sales (redemptions), and settlements(2)(3)	Net transfers in / (out of) Level 3(4)	Balance as of March 31, 2011
		Net gain on trading	Gain (loss) on investments in equity securities and other(1)	Gain on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥164	¥(1)	¥—	¥—	¥(1)	¥(2)	¥(33)	¥(8)	¥121
Private equity	325	—	—	19	0	19	(55)	—	289
Japanese agency and municipal securities	0	0	—	—	—	0	3	(3)	—
Foreign government, agency and municipal securities	22	6	—	—	—	6	5	(10)	23
Bank and corporate debt securities and loans for trading purposes	131	8	—	—	0	8	(37)	(51)	51
Commercial mortgage-backed securities (“CMBS”)	27	6	—	—	—	6	5	(10)	28
Residential mortgage-backed securities (“RMBS”)	4	1	—	—	—	1	(2)	0	3
Mortgage and other mortgage-backed securities	117	0	—	—	—	0	9	2	128
Collateralized debt obligations (“CDO”) and other	43	1	—	—	—	1	(10)	0	34
Investment trust funds and other	10	0	—	—	—	0	(0)	—	10

Total cash instruments	843	21	—	19	(1)	39	(115)	(80)	687

Derivatives, net(5)
Equity contracts	32	30	—	—	—	30	(39)	5	28
Interest rate contracts	9	80	—	—	—	80	(71)	(7)	11
Credit contracts	(58)	(51)	—	—	—	(51)	50	4	(55)
Foreign exchange contracts	(2)	(2)	—	—	—	(2)	(1)	7	2
Commodity contracts	(0)	(6)	—	—	—	(6)	3	1	(2)

Total derivatives, net	(19)	51	—	—	—	51	(58)	10	(16)

Subtotal	¥824	¥72	¥—	¥19	¥(1)	¥90	¥(173)	¥(70)	¥671

Loans and receivables	10	0	—	—	—	0	7	(6)	11
Other assets	38	(0)	1	—	—	1	(1)	(13)	25

Total	¥872	¥72	¥1	¥19	¥(1)	¥91	¥(167)	¥(89)	¥707

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥—	¥—	¥(0)	¥0	¥(0)	¥—
Foreign government, agency and municipal securities	—	0	—	—	—	0	0	(0)	—
Bank and corporate debt securities	0	0	—	—	—	0	(0)	(0)	—

Subtotal	¥0	¥0	¥—	¥—	¥—	¥0	¥(0)	¥(0)	¥—

Short-term borrowings	9	1	—	—	—	1	(6)	(1)	1
Payables and deposits	(0)	0	—	—	—	0	1	(0)	1
Long-term borrowings	(127)	49	—	—	—	49	295	25	144

Total	¥(118)	¥50	¥—	¥—	¥—	¥50	¥290	¥24	¥146

		Billions of yen
		Year ended March 31, 2012
	Balance as of April 1, 2011	Total gains (losses) recognized in revenue(6)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(7)	Sales / redemptions(7)	Settlements	Foreign exchange movements	Transfers into Level 3(4)	Transfers out of Level 3(4)	Balance as of March 31, 2012
Assets:
Trading assets and private equity investments
Equities	¥121	¥(11)	¥—	¥57	¥(27)	¥—	¥(1)	¥8	¥(22)	¥125
Private equity	289	23	—	4	(112)	—	(2)	—	—	202
Japanese agency and municipal securities	—	0	—	27	(18)	—	—	1	(0)	10
Foreign government, agency and municipal securities	23	11	—	415	(403)	—	—	4	(13)	37
Bank and corporate debt securities and loans for trading purposes	51	(0)	—	159	(154)	—	(0)	44	(38)	62
Commercial mortgage-backed securities (“CMBS”)	28	0	—	8	(33)	—	0	6	(1)	8
Residential mortgage-backed securities (“RMBS”)	3	0	—	3	(13)	—	0	13	(1)	5
Mortgage and other mortgage-backed securities	128	1	—	7	(45)	—	(0)	—	—	91
Collateralized debt obligations (“CDO”) and other	34	(1)	—	21	(24)	—	0	8	(18)	20
Investment trust funds and other	10	(1)	—	2	(2)	—	(0)	0	—	9

Total cash instruments	687	22	—	703	(831)	—	(3)	84	(93)	569

Derivatives, net(5)
Equity contracts	28	(13)	—	—	—	6	(2)	(4)	(1)	14
Interest rate contracts	11	(3)	—	—	—	(24)	(4)	12	(31)	(39)
Credit contracts	(55)	(30)	—	—	—	52	3	25	(6)	(11)
Foreign exchange contracts	2	22	—	—	—	(6)	0	0	(0)	18
Commodity contracts	(2)	0	—	—	—	(0)	(0)	2	0	(0)

Total derivatives, net	(16)	(24)	—	—	—	28	(3)	35	(38)	(18)

Subtotal	¥671	¥(2)	¥—	¥703	¥(831)	¥28	¥(6)	¥119	¥(131)	¥551

Loans and receivables	11	(4)	—	10	(5)	—	(0)	—	(1)	11
Other assets
Non-trading debt securities	0	0	(0)	8	(2)	—	(0)	—	—	6
Other	25	(1)	(1)	66	(17)	—	0	0	(0)	72

Total	¥707	¥(7)	¥(1)	¥787	¥(855)	¥28	¥(6)	¥119	¥(132)	¥640

Liabilities:
Trading liabilities
Equities	—	—	—	(0)	0	—	—	0	—	0
Bank and corporate debt securities	—	(0)	—	2	(1)	—	—	—	—	1

Subtotal	¥—	¥(0)	¥—	¥2	¥(1)	¥—	¥—	¥0	¥—	¥1

Short-term borrowings	1	0	—	16	(15)	—	0	0	(2)	0
Payables and deposits	1	(0)	—	(0)	(1)	—	—	—	—	(0)
Long-term borrowings	144	(50)	—	77	(183)	—	(10)	2	(93)	(13)

Total	¥146	¥(50)	¥—	¥95	¥(200)	¥—	¥(10)	¥2	¥(95)	¥(12)

(1)	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of income.
(2)	Includes the effect of foreign exchange movements.
(3)	Includes the effect from the application of ASC 810 which has been amended in accordance with ASU No. 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (“ASU 2009-17”) and ASU No. 2009-16 “Accounting for Transfers of Financial Assets”.
(4)	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers in / (out of) Level 3, Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3 all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level all gains/ (losses) during the quarter are excluded from the table.
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(6)	Includes gains and losses reported mainly within Net gain on trading, Gain on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(7)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.

Fair Value, Level 3 Assets ad Liabilities Measured on Recurring Basis, Unrealized Gains (Losses)

	Billions of yen
	Year ended March 31, 2011
	Net gain on trading	Gain (loss) on investments in equity securities and other(1)	Gain on private equity investments	Interest and dividends / interest expense	Total unrealized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥(7)	¥—	¥—	¥(1)	¥(8)
Private equity	—	—	8	—	8
Foreign government, agency and municipal securities	1	—	—	—	1
Bank and corporate debt securities and loans for trading purposes	(1)	—	—	—	(1)
Commercial mortgage-backed securities (“CMBS”)	9	—	—	—	9
Residential mortgage-backed securities (“RMBS”)	0	—	—	—	0
Mortgage and other mortgage-backed securities	(5)	—	—	—	(5)
Collateralized debt obligations (“CDO”) and other	(0)	—	—	—	(0)
Investment trust funds and other	0	—	—	—	0

Total cash instruments	(3)	—	8	(1)	4

Derivatives, net(2)
Equity contracts	23	—	—	—	23
Interest rate contracts	91	—	—	—	91
Credit contracts	(28)	—	—	—	(28)
Foreign exchange contracts	(1)	—	—	—	(1)
Commodity contracts	(4)	—	—	—	(4)

Total derivatives, net	81	—	—	—	81

Subtotal	¥78	¥—	¥8	¥(1)	¥85

Loans and receivables	0	—	—	—	0
Other assets	(0)	2	—	—	2

Total	¥78	¥2	¥8	¥(1)	¥87

Liabilities:
Short-term borrowings	0	—	—	—	0
Payables and deposits	0	—	—	—	0
Long-term borrowings	12	—	—	—	12

Total	¥12	¥—	¥—	¥—	¥12

Billions of yen
Year ended March 31, 2012
Unrealized gain / (loss)(3)
Assets:
Trading assets and private equity investments
Equities	¥(2)
Private equity	(12)
Japanese agency and municipal securities	(0)
Foreign government, agency and municipal securities	2
Bank and corporate debt securities and loans for trading purposes	(3)
Commercial mortgage-backed securities (“CMBS”)	3
Residential mortgage-backed securities (“RMBS”)	(0)
Mortgage and other mortgage-backed securities	1
Collateralized debt obligations (“CDO”) and other	(1)
Investment trust funds and other	(0)

Total cash instruments	(12)

Derivatives, net(2)
Equity contracts	(6)
Interest rate contracts	(9)
Credit contracts	(45)
Foreign exchange contracts	16
Commodity contracts	0

Total derivatives, net	(44)

Subtotal	¥(56)

Loans and receivables	(3)
Other assets
Non-trading debt securities	0
Other	(2)

Total	¥(61)

Liabilities:
Short-term borrowings	0
Payables and deposits	(0)
Long-term borrowings	(63)

Total	¥(63)

(1)	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of income.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(3)	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.

Information On The Investments Where NAV Per Share Is Calculated

	Billions of yen
	March 31, 2011
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥91	¥0	Weekly/Monthly	Same day-95 days
Venture capital funds	2	0	—	—
Private equity funds	64	23	Quarterly	30 days
Real estate funds	8	15	—	—

Total	¥165	¥38

	Billions of yen
	March 31, 2012
	Fair value(1)	Unfunded commitments(2)	Redemption frequency (if currently eligible)(3)	Redemption notice period(4)
Hedge funds	¥109	¥0	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	61	12	Quarterly	30 days
Real estate funds	11	15	—	—

Total	¥185	¥28

(1)	Fair value generally determined using NAV per share as a practical expedient.
(2)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(3)	The range in frequency with which Nomura can redeem investments.
(4)	The range in notice period required to be provided before redemption is possible.

Gains (Losses) Due To Changes In Fair Value For Financial Instruments Measured At Fair Value Using The Fair Value Option

	Billions of yen
	Year ended March 31
	2010	2011	2012
	Gains/(Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥(1)	¥(4)	¥0
Private equity	(0)	0	(12)
Loans and receivables	8	8	(6)
Collateralized agreements(3)	—	6	10
Other assets(2)	—	—	(0)

Total	¥7	¥10	¥(8)

Liabilities:
Short-term borrowings(4)	¥(3)	¥(7)	¥(14)
Collateralized financing(3)	—	(0)	(1)
Long-term borrowings(4)(5)	(147)	(37)	(11)
Other liabilities(6)	—	—	0

Total	¥(150)	¥(44)	¥(26)

(1)	Includes gains and losses reported primarily within Net gain on trading and Gain on private equity investments in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes resale and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes loan commitments.

Geographic Allocations Of Nomura's Trading Assets Related To Government, State, Municipal, And Government Agency Securities

	Billions of yen
	March 31, 2011
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	¥2,822	¥1,184	¥2,640	¥370	¥7,016

	Billions of yen
	March 31, 2012
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	¥2,304	¥1,319	¥2,527	¥448	¥6,598

(1)	Other than above, there were ¥410 billion of government, state, municipal and agency securities in Other assets—Non-trading debt securities as of March 31, 2011 and ¥640 billion as of March 31, 2012. The vast majority of these securities are Japanese government, states, municipalities and agency securities.

Estimated Fair Value Of Financial Insruments Not Carried At Fair Value

	Billions of yen
	March 31, 2011(1)		March 31, 2012(1)
					Fair value by level
	Carrying value	Fair value	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	1,620	1,620	1,071	1,071	1,071	—	—
Time deposits	339	339	653	653	—	653	—
Deposits with stock exchanges and other segregated cash	191	191	230	230	—	230	—
Loans receivable(2)	1,268	1,265	1,290	1,286	—	1,031	255
Securities purchased under agreements to resell(3)	9,559	9,559	7,663	7,663	—	7,663	—
Securities borrowed	5,598	5,598	6,080	6,080	—	6,080	—

Total Assets	18,575	18,572	16,987	16,983	1,071	15,657	255

Liabilities:
Short-term borrowings	1,167	1,167	1,186	1,186	—	1,186	0
Deposits received at banks	813	813	905	905	—	905	—
Securities sold under agreements to repurchase(3)	10,814	10,814	9,928	9,928	—	9,928	—
Securities loaned	1,710	1,710	1,700	1,700	—	1,700	—
Long-term borrowings	8,403	8,179	8,505	8,242	154	8,084	4

Total Liabilities	22,907	22,683	22,224	21,961	154	21,803	4

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting allowance for loan losses.
(3)	Includes amounts carried at fair value through election of the fair value option and represents amounts after counterparty netting in accordance with ASC 210-20.